Concentration of Risk - Schedule of Concentration of Customers (Details)		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.23%		27.55%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.55%		33.40%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		77.22%		42.68%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		78.26%		66.60%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	29.77%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage		65.83%		41.37%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		73.77%		18.58%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[2]	17.25%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[2]	42.54%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[2]	10.74%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[2]
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[2]
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[2]	10.75%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[2]
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[2]	10.42%
Supplier Concentration Risk [Member] | Supplier G [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.14%			[2]
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.01%			[2]

[1]	Indicates below 10%.
[2]	Indicates below 10%.